SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The following tables reconcile the amounts as originally filed (Form 10-Q, filed May 15, 2026) to the amounts as restated. The share and per-share amounts in the reconciliation tables below are presented on a pre-reverse-stock-split basis, consistent with the amounts as previously reported, and have not been retroactively adjusted for the reverse stock split described in Note 1:

Consolidated Balance Sheet — March 31, 2026

	As Originally Filed	Adjustment	As Restated
Cash and cash equivalents (including restricted cash)	36,891,541	(4,429,781)	32,461,760
Accounts receivable, net	358,932	-	358,932
Prepaid – current	345,612	-	345,612
Related party receivable	30,154,645	4,865,084	35,019,729
Prepaid – non-current	189,796	-	189,796
Fixed assets, net	187,657	-	187,657
Capitalized software, net	1,578,353	-	1,578,353
Investment through subsidiary	34,510	-	34,510
Accrued income	275,715	-	275,715
Acquired intangible assets	1,250,397	(10,518)	1,239,879
Tax receivable	187,508	-	187,508
Other trade and tax receivable	-	88,986	88,986
Fair value of trading positions for the firm, profit	72,386	-	72,386
Right of use (lease)	668,214	98,124	766,338
Total assets	72,195,266	611,895	72,807,161
Accounts payable	502,087	-	502,087
Line of credit	266,926	-	266,926
Accrued expenses, related party	997,259	5,287	1,002,546
Business acquisition loan	2,350,000	-	2,350,000
Related party advances	3,296,890	524,289	3,821,179
Client funds payable	28,339,255	-	28,339,255
Operating lease liability, current	186,158	(42,356)	143,802
Other current liabilities	1,642,601	-	1,642,601
Deferred tax liabilities	372,339	-	372,339
SBA loan – non-current	103,552	-	103,552
Operating lease liability – non-current	482,056	(143,803)	338,253
Accrued interest – non-current	43,650	(5,287)	38,363
Total liabilities	38,582,773	338,130	38,920,903
Series A Preferred stock	450	-	450
Series B Preferred stock	237	-	237
Common stock*	423	-	423
Additional paid-in capital, Common and Series A Preferred	28,241,475	(195,777)	28,045,698
Subscription receivable	(8,000,000)	-	(8,000,000)
Additional paid-in capital, Series B Preferred stock	3,344,063	-	3,344,063
Accumulated other comprehensive income (loss)	(2,427)	188,472	186,045
Accumulated surplus (deficit)	9,984,473	284,278	10,268,751
Total FDCTech, Inc. stockholders’ equity (deficit)	33,568,694	276,973	33,845,667
Noncontrolling interest	43,799	(3,208)	40,591
Total liabilities and stockholders’ equity (deficit)	72,195,266	611,895	72,807,161

Consolidated Statement of Operations — Three Months Ended March 31, 2026

	As Originally Filed	Adjustment	As Restated
Total revenue	15,214,492	-	15,214,492
Total cost of sales	3,583,338	-	3,583,338
Gross profit	11,631,154	-	11,631,154
Total operating expenses	4,775,845	(3,587)	4,772,258
Operating income (loss)	6,855,309	3,587	6,858,896
Total other income (expense)	14,611	-	14,611
Income (loss) before provision for income taxes	6,869,920	3,587	6,873,507
Provision for income taxes	-	-	-
Net income (loss)	6,869,920	3,587	6,873,507
Net income (loss) attributable to noncontrolling interest	-	6,241	6,241
Net income (loss) attributable to FDCTech, Inc.	6,869,920	(2,654)	6,867,266

*	$42,308 (before reverse split) to $423 (after reverse split).

Line Item	As Originally Reported	Adjustment	Amendment No. 1	Adjustment	As Restated (Amend. No. 2)
Cash and cash equivalents	$17,669,749	-	17,669,749	(5,813,888)	11,855,861
Restricted cash — client funds (segregated)	-	-	-	5,813,888	5,813,888
Related party receivable	37,477,356	-	37,477,356	2,612,695	40,090,051
Tax receivable	2,803,041	-	2,803,041	(2,612,695)	190,346
Right of use asset (ROU)	530,348	-	530,348	280,690	811,038
Total assets	$63,771,196	-	63,771,196	280,690	64,051,886
Operating lease liability, current	501,236	-	501,236	(335,544)	165,692
Operating lease liability, non-current	29,112	-	29,112	335,543	364,655
Total liabilities	$41,360,599	-	41,360,599	(1)	41,360,598
Additional paid-in capital	26,900,000	-	26,900,000	17,226	26,917,226
Accumulated other comprehensive income (loss)	313,484	-	313,484	(17,227)	296,257
Accumulated deficit	3,120,795	-	3,120,795	280,692	3,401,487
Total FDCTech, Inc. stockholders’ equity (deficit)	22,377,274	-	22,377,274	280,691	22,657,965
Total stockholders’ equity	22,410,597	-	22,410,597	280,691	22,691,288
Total liabilities and stockholders’ equity	$63,771,196	-	63,771,196	280,690	64,051,886

In connection with the preparation of Amendment No. 4 to its Annual Report on Form 10-K/A for the year ended December 31, 2025, the Company identified certain classification and measurement matters affecting the consolidated balance sheet as of December 31, 2025, previously presented in Amendment No. 2. The accompanying consolidated balance sheet has been restated to correct these matters. The effect of each adjustment is described below and summarized in the reconciliation that follows.

(a) Separate presentation of restricted cash. The Company reclassified $5,813,888 of restricted cash (client funds, segregated) out of Cash and cash equivalents into a separately presented Restricted cash caption. As a result, Cash and cash equivalents decreased from $17,669,749 to $11,855,861 and Restricted cash increased to $5,813,888. This adjustment had no effect on total current assets, total assets, total liabilities or total stockholders’ equity.

(b) Reclassification of related party balances. The Company reclassified $2,612,695 previously reported within Tax receivable to Related party receivable to appropriately reflect the nature of the counterparty. This adjustment had no effect on total assets, total liabilities or total stockholders’ equity.

(c) Re-measurement of operating lease right-of-use asset. The Company re-measured its operating lease right-of-use asset, increasing the asset by $280,690, and decreased accumulated deficit by $280,692, increasing total stockholders’ equity by $280,691.

(d) Classification of operating lease liability. The Company reclassified its operating lease liability between current and non-current, decreasing Operating lease liability, current by $335,544 and increasing Operating lease liability, non-current by $335,543, with no significant effect on total liabilities.

(e) Reclassification within stockholders’ equity. The Company reclassified $17,226 between Additional paid-in capital and Accumulated other comprehensive income (loss); Additional paid-in capital increased by $17,226 and Accumulated other comprehensive income (loss) decreased by $17,227, with no net effect on total stockholders’ equity.

December 31, 2024

Line Item	As Originally Reported	Adjustment	Amendment No. 1	Adjustment	As Restated (Amend. No. 2)
Cash and cash equivalents	$25,376,957	-	25,376,957	(11,526,789)	13,850,168
Restricted cash — client funds (segregated)	-	-	-	11,526,789	11,526,789
Right of use asset (ROU)	$711,928	-	711,928	266,326	978,254
Total assets	$33,502,601	-	33,502,601	266,326	33,768,927
Operating lease liability, current	319,656	-	319,656	(138,076)	181,580
Operating lease liability, non-current	392,272	-	392,272	138,076	530,348
Total liabilities and stockholders’ equity	$33,502,601	-	33,502,601	266,326	33,768,927

In connection with the restatement of its consolidated financial statements, the Company restated its previously issued consolidated balance sheet as of December 31, 2024, as originally reported and as previously presented in Amendment No. 1. The accompanying consolidated balance sheet as of December 31, 2024, has been restated to correct the classification and measurement matters described below, which are summarized in the reconciliation that follows.

(a) Separate presentation of restricted cash. The Company reclassified $11,526,789 of restricted cash (client funds, segregated) out of Cash and cash equivalents into a separately presented Restricted cash caption. As a result, Cash and cash equivalents decreased from $25,376,957 to $13,850,168, and Restricted cash increased to $11,526,789. This adjustment had no effect on total current assets, total assets, total liabilities, or total stockholders’ equity.

(b) Re-measurement of operating lease right-of-use asset. The Company re-measured its operating lease right-of-use asset, increasing the asset by $266,326 (from $711,928 to $978,254), with a corresponding decrease in accumulated deficit of $266,326, increasing total stockholders’ equity by $266,326.

(c) Classification of operating lease liability. The Company reclassified its operating lease liability between current and non-current, decreasing Operating lease liability, current by $138,076 (from $319,656 to $181,580) and increasing Operating lease liability, non-current by $138,076 (from $392,272 to $530,348), with no effect on total liabilities.

NOTE 4. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (continued)

B. CONSOLIDATED STATEMENT OF OPERATIONS

The Adjustment (Amendment No. 1) did not change any previously reported amount in the Consolidated Statement of Operations through net income (loss) attributable to FDCTech, Inc.’s shareholders, or basic and diluted earnings per share. The Restatement (Amendment No. 2) corrects the calculation of the parent company operating lease under ASC 842, reducing rental expense within general and administrative expense by $14,365, and reclassifies amounts between other interest income (expense) ($(122,246)) and other income (expense) ($122,247), increasing net income (loss) by $14,366 with no change to basic and diluted earnings per share of $0.01.

Year Ended December 31, 2025

Line Item	As Originally Reported	Adjustment	Amendment No. 1	Adjustment	As Restated (Amend. No. 2)
Revenue	34,959,399	-	34,959,399	-	34,959,399
Cost of sales	15,815,358	-	15,815,358	-	15,815,358
Gross Profit	19,144,041	-	19,144,041	-	19,144,041
Total operating expenses	13,090,832	-	13,090,832	(14,365)	13,076,467
Other interest income (expense)	16,157	-	16,157	(122,246)	(106,089)
Other income (expense)	(254,754)	-	(254,754)	122,247	(132,507)
Net income (loss)	5,814,612	-	5,814,612	14,366	5,828,978
Net income (loss) per common share	0.01	-	0.01	-	0.01

Year Ended December 31, 2024

Line Item	As Originally Reported	Adjustment	Amendment No. 1	Adjustment	As Restated (Amend. No. 2)
Revenue	26,943,718	-	26,943,718	-	26,943,718
Cost of sales	14,902,350	-	14,902,350	-	14,902,350
Gross Profit	12,041,368	-	12,041,368	-	12,041,368
Total operating expenses	12,943,131	-	12,943,131	(266,324)	12,676,807
Total other income (expense)	872,025	-	872,025	-	872,025
Net income (loss)	(29,739)	-	(29,739)	266,325	236,586
Net income (loss) per common share	(0.00)	-	(0.00)	-	0.00

Refer to Note 14. Comprehensive Income for the comprehensive income (loss) presentation was added in Amendment No. 1.

NOTE 4. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (continued)

C. CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS)

Year Ended December 31, 2025

Line Item	As Originally Reported	Adjustment	Amendment No. 1	Adjustment	As Restated (Amend. No. 2)
Operating Activities:
Net income (loss)	5,814,612	-	5,814,612	14,366	5,828,978
Change in foreign currency translation	(313,484)	699,749	386,265	(17,227)	369,038
Total comprehensive income (loss)	5,501,128	699,749	6,200,877	(2,861)	6,198,016
Comprehensive income (loss) attributable to NCI	(9,254)	26,444	17,190	22,622	39,812
Comprehensive income (loss) attributable to FDCTech stockholders	5,510,382	673,305	6,183,687	(25,483)	6,158,204

Year Ended December 31, 2024

Line Item	As Originally Reported	Adjustment	Amendment No. 1	Adjustment	As Restated (Amend. No. 2)
Operating Activities:
Net income (loss)	(29,739)	-	(29,739)	266,325	236,586
Change in foreign currency translation	72,781	(370,790)	(298,009)	-	(298,009)
Total comprehensive income (loss)	43,042	(370,790)	(327,748)	266,325	(61,423)
Comprehensive income (loss) attributable to NCI	(43,178)	65,628	22,450	(22,408)	43
Comprehensive income (loss) attributable to FDCTech stockholders	86,220	(436,418)	(350,198)	288,733	(61,466)

Note: Only line items affected by the Adjustment (Amendment No. 1) or otherwise relevant for traceability are shown. The Restatement (Amendment No. 2) does not change any subtotal or line item of the Consolidated Statements of Cash Flows; rather, it (i) relabels ‘Cash at beginning/end of the period’ to ‘Cash, cash equivalents, and restricted cash at beginning/end of the period’ to reflect the inclusion of client funds — segregated as restricted cash under ASC 230-10-50-8, and (ii) adds the corresponding reconciliation between the Consolidated Balance Sheets and the Consolidated Statements of Cash Flows in Note 11(d).

D. CONSOLIDATED STATEMENT OF CASH FLOWS

Amendment No. 1 added the presentation of comprehensive income (loss) below net income (loss) on the Consolidated Statements of Operations — a presentation change only. Amounts shown reflect the comprehensive income (loss) disclosure as added; refer to Note 14. Comprehensive Income.

Year Ended December 31, 2025

Line Item	As Originally Reported	Adjustment	Amendment No. 1	Adjustment	As Restated (Amend. No. 2)
Net income (loss)	5,783,223	-	5,783,223	45,755	5,828,978
Common stock issued for services	-	-	-	35,200	35,200
Series B Convertible Preferred stock for services	-	14,100	14,100	-	14,100
Right of use of assets	181,580	-	181,580	(14,364)	167,216
Net cash provided by (used in) operating activities	(40,999,098)	14,100	(40,984,998)	66,590	(40,918,408)
Acquisition of AIL	-	-	-	8,933,118	8,933,118
Changes in paid-in capital, common control	-	-	-	1,054,389	1,054,389
Net cash used in investing activities	2,069,328	-	2,069,328	9,584,016	11,670,570
Series B Convertible Preferred stock for services	14,100	(14,100)	-	-	-
Common stock issued at a discount	9,969,735	-	9,969,735	(9,969,735)	-
Common stock issued for cash	35,200	-	35,200	(35,200)	-
Capital contribution	546	-	546	(546)	-
Net cash provided by financing activities	31,208,462	-	31,208,462	(10,036,853)	21,171,592

Year Ended December 31, 2024

Line Item	As Originally Reported	Adjustment	Amendment No. 1	Restatement Adjustment	As Restated (Amend. No. 2)
Net income (loss)	(18,781)	-	(18,781)	255,367	236,586
Less: Net income (loss) attributable to noncontrolling interest	-	-	-	10,958	10,958
Operating lease	672,245	-	672,245	-	672,245
Right of asset use	(672,245)	-	(672,245)	(266,326)	(938,571)
Net cash provided by (used in) operating activities	(13,621,417)	-	(13,621,417)	(10,958)	(13,632,376)

F. STOCKHOLDERS’ EQUITY AND EARNINGS PER SHARE — CONFIRMATION OF NO IMPACT

The Adjustment (Amendment No. 1) did not change total stockholders’ equity (deficit) or the components of stockholders’ equity. The Restatement (Amendment No. 2) increased the accumulated surplus by $280,692 to $3,401,487 and total FDCTech, Inc. stockholders’ equity to $22,657,965 ($22,691,288 including noncontrolling interest), with no change to basic and diluted earnings per share.

NOTE 4. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (continued)

Background for fiscal year ending December 31, 2024

On April 3, 2025, the Company’s Board of Directors dismissed Olayinka Oyebola & Co. (“Olayinka”) as its independent registered public accounting firm, following Olayinka’s designation as a Prohibited Service Provider by OTC Markets Group. The Company engaged LAO Professionals (PCAOB Firm ID: 7057) as its successor independent auditor, effective on the same date.

As part of the auditor transition, LAO Professionals conducted a reaudit of the Company’s consolidated financial statements for the fiscal year ended December 31, 2024 (previously audited by Olayinka and filed with the SEC on March 3, 2025). The reaudit identified two adjustments to the previously reported figures. Accordingly, the Company has restated its consolidated balance sheet as of December 31, 2024, and its consolidated statements of operations, comprehensive income, stockholders’ equity, and cash flows for the year then ended. Investors should not rely upon the financial statements as presented in the Annual Report on Form 10-K for the year ended December 31, 2024, as originally filed.

The Company has restated its previously issued consolidated financial statements for the year ended December 31, 2024 to correct certain errors. The effects of the restatement on the Consolidated Balance Sheet, Consolidated Statement of Operations, and Consolidated Statement of Cash Flows are presented below.

A. Consolidated Balance Sheet — As of December 31, 2024

	As Originally Reported	Adjustment	As Restated
Assets
Current assets:
Cash and cash equivalents	$24,781,389	$(10,931,221)	$13,850,168
Restricted cash — client funds (segregated)	$-	$11,526,789	$11,526,789
Accounts receivable, net	$25,000	-	$25,000
Subscription receivable	$8,200,000	$(8,200,000)	-
Prepaid – current	$156,335	-	$156,335
Related party receivable	$2,414,825	$(732,375)	$1,682,450
Total current assets	$35,577,549	$(8,336,807)	$27,240,742
Fixed assets, net	$185,195	-	$185,195
Capitalized software, net	$1,163,309	-	$1,163,309
Investment through subsidiary	$36,062	-	$36,062
Accrued income	$2,073,193	-	$2,073,193
Acquired intangible assets	$1,317,108	-	$1,317,108
Tax receivable	$167,907	-	$167,907
Fair value of trading positions, profit	$607,157	-	$607,157
Right of use (lease)	$711,929	266,325	$978,254
Total assets	$41,839,408	$(8,070,481)	$33,768,927

Liabilities and Stockholders’ Equity (Deficit)
Current liabilities:
Accounts payable	$229,316	-	$229,316
Line of credit	$115,337	-	$115,337
Accrued expenses, related party	$519,500	-	$519,500
Business acquisition loan	$350,000	-	$350,000
CARES Act – PPP advance	$5,661	-	$5,661
Related party advances	$1,011,388	$6,981,452	$7,992,840
Client funds payable	$18,600,990	$(7,074,201)	$11,526,789
Operating lease liability, current	$181,580	-	$181,580
Other current liabilities	$5,328,110	-	$5,328,110
Total current liabilities	$26,341,882	$(92,749)	$26,249,133
Deferred tax liabilities	$333,418	-	$333,418
SBA loan – non-current	$114,184	-	$114,184
Operating lease liability, non-current	$530,348	-	$530,348
Accrued interest – non-current	$70,493	-	$70,493
Total liabilities	$27,390,325	$(92,749)	$27,297,576

Stockholders’ Equity (Deficit):
Preferred stock	$450	-	$450
Series B Preferred stock	$236	-	$236
Common stock	$39,058	$50	$39,108
Additional paid-in capital	$13,679,445	$(125,789)	$13,553,656
Subscription receivable (contra-equity)	-	$(8,000,000)	$(8,000,000)
Additional paid-in capital, Series B Preferred	$3,329,964	-	$3,329,964
Accumulated other comprehensive income (loss)	$(53,270)	$(19,511)	$(72,781)
Accumulated deficit	$(2,563,620)	$167,518	$(2,396,102)
Total FDCTech stockholders’ equity	$14,432,263	$(7,977,732)	$6,454,531
Noncontrolling interest	$16,820	-	$16,820
Total liabilities and stockholders’ equity	$41,839,408	$(8,070,481)	$33,768,927

NOTE 4. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (continued)

B. Consolidated Statement of Operations — Year Ended December 31, 2024

	As Originally Reported	Adjustment	As Restated
Revenues:
Technology & software	$1,642,130	-	$1,642,130
Wealth management	$6,498,404	-	$6,498,404
Brokerage	$18,803,184	-	$18,803,184
Total revenue	$26,943,718	-	$26,943,718
Cost of sales:
Technology & software	$173,708	-	$173,708
Wealth management	$5,925,652	-	$5,925,652
Brokerage	$8,802,990	-	$8,802,990
Total cost of sales	$14,902,350	-	$14,902,350
Gross Profit	$12,041,368	-	$12,041,368
Operating expenses:
General and administrative	$11,191,357	$(167,516)	$11,023,841
Sales and marketing	$1,466,616	-	$1,466,616
Depreciation	$186,350	-	$186,350
Total operating expenses	$12,844,323	$(167,516)	$12,676,807
Operating income (loss)	$(802,955)	$167,516	$(635,439)
Other income (expense):
Other interest income (expense)	$(638,483)	-	$(638,483)
Other income (expense)	$1,510,508	-	$1,510,508
Total other income (expense)	$872,025	-	$872,025
Income (loss) before income taxes	$69,069	$167,517	$236,586
Provision (benefit) for income taxes	-	-	-
Net income (loss)	$69,069	$167,517	$236,586
Less: Net income (loss) attributable to NCI	$(10,958)	-	$(10,958)
Net income (loss) attributable to FDCTech shareholders	$80,027	$167,517	$247,544

C. Consolidated Statement of Cash Flows — Year Ended December 31, 2024

	As Originally Reported	Adjustment	As Restated
Operating Activities:
Net income (loss)	$80,027	$156,559	$236,586
Adjustments to reconcile net loss to net cash:
Depreciation	$186,350	-	$186,350
Common stock issued for services	-	$54,750	$54,750
Series B Preferred issued for services	$792,200	-	$792,200
Accounts receivable allowance	$22,382	-	$22,382
Fixed assets, net	$(207,973)	-	$(207,973)
Acquired intangible assets	$(11,615)	-	$(11,615)
Changes in assets and liabilities:
Gross accounts receivable	$981,618	-	$981,618
Prepaid	$246,856	-	$246,856
Related party receivable	$(2,414,825)	$732,375	$(1,682,450)
Accounts payable	$49,337	-	$49,337
Other current liabilities	$4,557,126	-	$4,557,126
Accrued interest	$37,431	-	$37,431
Client funds payable (Customer funds)	$(11,619,280)	$(7,074,201)	$(18,693,481)
Fair value of trading position, net	$268,101	-	$268,101
Operating lease	$672,245	-	$672,245
Deferred taxes	$(513,163)	-	$(513,163)
Related party guarantee	$1,353,170	-	$1,353,170
Tax receivable by subsidiaries	$9,299	-	$9,299
Accrued income	$(1,037,574)	-	$(1,037,574)
Right of use of assets (lease)	$(672,245)	(266,326)	$(938,571)
Accrued expenses, related party	$(15,000)	-	$(15,000)
Net cash provided (used) in operating activities	$(7,235,533)	$(6,396,843)	$(13,632,376)

Investing Activities:
Capitalized software	$(75,766)	-	$(75,766)
Effect of exchange rates	$(278,498)	$278,498	$-
Changes in paid-in capital, common control	$798,996	$19,511	$818,507
Net cash provided (used) by investing activities	$444,732	298,009	$742,741
Financing Activities:
Borrowing from (payments to) line of credit	$54,595	-	$54,595
Net proceeds from PPP (repayment)	$(14,991)	-	$(14,991)
Net proceeds from SBA loan (repayment)	$(8,505)	-	$(8,505)
Related party advances	$218,049	$6,981,452	$7,199,501
Series A Preferred cancellation	$(200)	-	$(200)
Common stock issued for cash	$20,000	-	$20,000
Changes in paid-in capital, shares issued at discount	$8,900	-	$8,900
Changes in NCI	$(22,118)	-	(22,118)
Noncontrolling interest income	$10,958	-	$10,958
Net cash provided (used) by financing activities	$255,729	$6,981,452	$8,733,622
Effect of exchange rates	$(278,498)	(19,511)	(298,009)
Net increase (decrease) in cash	$(6,535,072)	$595,568	$(5,939,504)
Cash, cash equivalents, and restricted cash at beginning of the period	$31,316,461	-	$31,316,461
Cash, cash equivalents, and restricted cash at end of the period	$24,781,389	$595,568	$25,376,957

NOTE 4. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (continued)

D. Effect of Each Restatement Adjustment

Line item	A: G&A omitted	B: APL client funds	C: Third-party assets	D: RP advances reclass	E: Subscription receivable	F: Intercompany elimination	G: 500K shares 2021	OCI re-translation*	Cash segregation*	Total
Balance Sheet
Cash and cash equivalents	$(44,058)	$(3,500,000)	$(3,574,201)	$7,713,827	-	-	-	-	$(11,526,789)	$(10,931,221)
Restricted cash — client funds (segregated)	-	-	-	-	-	-	-		$11,526,789	11,526,789
Related party receivable	-	-	-	-	-	$(732,375)	-	-	-	$(732,375)
Subscription receivable (asset)	-	-	-	-	$(8,200,000)	-	-	-	-	$(8,200,000)
Related party advances (liability)	-	-	-	$7,713,827	-	$(732,375)	-	-	-	$6,981,452
Customer funds (Client funds payable)	-	$(3,500,000)	$(3,574,201)	-	-	-	-	-	-	$(7,074,201)
Common stock	-	-	-	-	-	-	$50	-	-	$50
Additional paid-in capital	-	-	-	-	$(200,000)	-	$54,700	$19,511	-	$(125,789)
Subscription receivable (contra-equity)	-	-	-	-	$(8,000,000)	-	-	-	-	$(8,000,000)
AOCI (loss)	-	-	-	-	-	-	-	$(19,511)	-	$(19,511)
Accumulated deficit	$(44,058)	-	-	-	-	-	$(54,750)	-	-	$(98,808)

Income Statement
General and administrative expense	$44,058	-	-	-	-	-	$54,750	-	-	$98,808
Rental expenses adjustment per ASC 842	(266,325)	-	-		-		-			$(266,325)
Net income (loss) attributable to shareholders	$222,268	-	-	-	-	-	$(54,750)	-		$167,518

SCHEDULE OF CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

The following table reconciles the components of cash, cash equivalents, and restricted cash reported on the consolidated balance sheets to the total amounts shown in the consolidated statements of cash flows:

	June 30, 2026	December 31, 2025
Cash and cash equivalents	$18,184,787	$11,855,861
Restricted cash (client funds, segregated)	7,699,708	5,813,888
Total cash, cash equivalents, and restricted cash	$25,884,495	$17,669,749

SCHEDULE OF EXCHANGE RATE

The exchange rate at the reporting end date:

	June 30, 2026	December 31, 2025
USD: AUD	$1.4459	1.4888
USD: EUR	$0.8484	0.8523
USD: GBP	$0.7543	0.7436

Average exchange rate for the period:

	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
USD: AUD	$1.4241	1.5605
USD: EUR	$0.8675	0.8814
USD: GBP	$0.7437	0.7489

The exchange rate at the reporting end date:

	December 31, 2025	December 31, 2024
USD: AUD	$1.4993	1.6168
USD: EUR	$0.8523	0.9662
USD: GBP	$0.7436	0.7990

Average exchange rate for the period:

	Q1 2025	Q2 2025	Q3 2025	Q4 2025
USD: AUD	$1.5939	1.5605	1.5282	1.5040
USD: EUR	$0.9507	0.8814	0.8553	0.8590
USD: GBP	$0.7944	0.7489	0.7417	0.7519

SCHEDULE OF ACQUISITION CONSIDERATION BREAKDOWN

	Net Financial Assets (Book Value)			Purchase %	Purchase Price ($)	Type of Shares	Price per Shares	# of Shares
	Local Currency	USD ($)
Shares of
APL	£1,118,035	1,362,594	(1)	100.00%	$1,362,594	Series B	$1.41	966,379
AML	€2,255,556	2,351,192	(2)	49.90%	$1,175,406	Series B	$1.41	833,621
Total					$2,538,000			1,800,000

(1)	As of June 30, 2022, £1 = $1.2165, Net Financial Assets based on June 30, 2022, audited financial statements

(2)	As of November 30, 2022, €1 EUR = $1.042, Net Financial Assets based on November 30, 2022, audited financial statements

SCHEDULE OF PURCHASE PRICE ALLOCATION

AML’s Balance Sheet as of November 30, 2023 (Acquisition Date):

Description	Book Value, $
Assets:
Cash and cash equivalents (1)	3,215,638
Prepaid	5,277
Financial Assets through profit and less (2)	1,070,795
Related party guarantee (3)	1,340,432
Accrued income	1,545,557
Tax receivable (4)	175,538
Capitalized software, net	295,391
Fixed assets (5)	2,391
Total assets:	$7,651,019
Liabilities:
Accounts Payable (6)	173,060
Financial liability at fair value through profit and loss (7)	515,906

Client funds(8)	2,773,824
Deferred tax liabilities(9)	348,570
Total liabilities	$3,811,360
Net assets, (A)	3,839,660
Accumulated other comprehensive income (loss), (B)	53,605
Purchase Price, 833,621 Series B Preferred Stock valued at $1.41, (C)	1,175,406
Increase in APIC (A) – (B) – (C)	$2,610,648

APL Purchase Price Allocation

APL’s Balance Sheet as of November 30, 2023 (Acquisition Date):

Description	Book Value, $
Assets:
Cash and cash equivalents, including cash at liquidity provider (1)	28,562,337
Fixed assets (2)	157,520
Prepaid	405,702
Total assets:	$29,125,559
Liabilities:
Deferred Tax(9)	430,142
Current liabilities - Creditors (10)	874,636
Client funds (8)	26,239,126
Related party advances	2,500,619
Total liabilities	$30,044,523
Net assets (A)	(918,964)
Accumulated other comprehensive income (loss), (B)	(5,539)
Purchase Price, 966,379 Series B Preferred Stock valued at $1.41, (C)	1,362,594
Increase in APIC (A) – (B) – (C)	$(2,276,019)

(1)	We recognize cash and cash equivalents held by AML and APL, and deposits in bank accounts and liquidity providers that can be accessed on demand or within 90 days.

(2)	Financial assets at fair values for AML through profit and loss are derivative contracts in favor of AML. They are included in our other current assets in the consolidated balance sheet as of November 30, 2023. We determine financial assets at fair values by reference to market prices or rates quoted at the end of the reporting period. Observable market prices or rates support the valuation techniques since their variables include only data from observable markets. We categorize AML’s derivative financial instruments as level 2.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

(3)	Guarantee provided by Alchemy BVI as a parent to AML for any shortfall in the net capital.

(4)	Estimated overpaid tax to the Commissioner of Tax Revenue, Malta.

(5)	All property and equipment are initially recorded at historical cost and included in our fixed assets, net in the consolidated balance sheet as of November 30, 2023. Historical cost includes expenditures directly attributable to the Acquisition of the items. We calculate depreciation using the straight-line method to allocate their cost or revalued amounts to their residual values over their estimated useful lives.

(6)	Trade and other payables comprise obligations to pay for goods or services acquired from suppliers in the ordinary course of business. Accounts payable are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). If not, they are presented as non-current liabilities.

(7)	Financial liabilities at fair values for AML through profit and loss are derivative contracts against AML. They are included in our other current assets in the consolidated balance sheet as of November 30, 2023. We determine financial liabilities at fair values by reference to market prices or rates quoted at the end of the reporting period. Observable market prices or rates support the valuation techniques since their variables include only data from observable markets. We categorize AML’s derivative financial instruments as level 2.

(8)	Customer net trading deposits are funds placed with the Company by clients intended to trade FX, securities, or other investment activities.

(9)	We recognize deferred tax using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. We include deferred tax liabilities in our consolidated balance sheet as of November 30, 2023. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred tax is not accounted for if it stems from the initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred tax is determined using tax rates (and Malta laws) that have been enacted or substantially enacted by the end of the reporting period and are expected to apply when the related deferred tax asset is realized, or the deferred tax liability is settled.

(10)	Short-term borrowings are primarily composed of lines of credit and short-term loans from financial institutions.

SCHEDULE OF ACQUISITION DATE REPRESENTS A CAPITAL CONTRIBUTION

100% Net Book Value of AIL at October 31, 2025	$10,944,062
Less: Consideration paid (per SPA)	(2,000,000)
Less: Non-Controlling Interest (0.1% of Net Book Value)	(10,944)
APIC – Capital Contribution from Controlling Shareholder	$8,933,118

SCHEDULE OF AIL’s BALANCE SHEETS

AIL’s Balance Sheet as of October 31, 2025 (proxied Acquisition Date):

Description	Book Value, $
Assets:
Plant and Machinery, net (1)	1,005
Liquidity Provider Accounts, net (2)	10,815,560
C/A – Alchemy Capital Markets Ltd (3)	24,994,050
C/A – Alchemy Markets EU (4)	552,490
Net Intercompany Receivables (5)	1,589,085
Rebates Receivable	46,970
Payment Gateways (6)	599,510
Other Debtors, Prepayments, and Deposits	30,096
Cash at Banks	5,954,369
C/A – FXIFY	5,985
Total assets:	$44,589,120
Liabilities:
Trade Creditors	91,268
Client Money Liabilities – Retail (7)	618,443
Client Money Liabilities – TTCA (7)	12,432,686
C/A – Shareholders	50,000
C/A – Intercompany (payable)	240,645
C/A – Alchemy DMCC (8)	19,933,099
Other Payables, Rebates, Accruals, and Sundry	278,917
Total liabilities	$33,645,058
Net assets (A)	10,944,062
Non-Controlling Interest, 0.1% of Net Assets (B)	10,944
Consideration paid, $2,000,000 cash (C)	2,000,000
APIC – Capital Contribution (A) – (B) – (C)	$8,933,118

(1)	Plant and machinery are recorded at historical cost, net of accumulated depreciation, as carried on AIL’s books at the Acquisition Date. No fair value adjustment has been applied.

(2)	Liquidity provider accounts represent net balances held with third-party liquidity providers in connection with AIL’s FX and CFD trading operations.

(3)	Current account receivable from Alchemy Capital Markets Ltd (ACM), a related-party affiliate, reflecting intercompany trading and operational balances at book value.

(4)	Current account receivable from Alchemy Markets EU, a related-party affiliate, reflecting intercompany trading and operational balances at book value.

(5)	Net intercompany receivables represent amounts due from other entities within the consolidated group, recorded at carrying value and eliminated upon consolidation.

(6)	Balances held with payment gateway providers represent client deposits and settlement amounts in transit.

(7)	Client money liabilities represent net trading deposits placed with AIL by clients for FX, CFD, and other investment activities. Retail client funds and professional/TTCA client funds are presented separately in accordance with applicable regulatory requirements.

(8)	Current account payable to Alchemy DMCC, a related-party affiliate. This balance is included in the Company’s consolidated related-party disclosures. At December 31, 2025, this balance had increased to $25,512,642.